Securities Sold Under Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities Sold Under Repurchase Agreements
Average outstanding amount	$ 1,041,186,000	$ 1,276,831,000
Maximum amount outstanding at any month end	1,119,531,000	1,412,744,000
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,313,637,000	1,418,665,000
Collateralized securities, Fair Value of Securities Sold	1,317,998,000	1,459,837,000
Repurchase Borrowing, Balance of Liability	957,381,000	1,129,679,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	2.91%	2.85%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	332,042,000	340,711,000
Collateralized securities, Fair Value of Securities Sold	341,238,000	350,933,000
Repurchase Borrowing, Balance of Liability	209,899,000	263,992,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.17%	0.28%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	27,954,000	10,378,000
Collateralized securities, Fair Value of Securities Sold	28,288,000	10,910,000
Repurchase Borrowing, Balance of Liability	18,666,000	6,992,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.40%	1.10%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	8,106,000	33,619,000
Collateralized securities, Fair Value of Securities Sold	8,263,000	35,097,000
Repurchase Borrowing, Balance of Liability	3,295,000	22,078,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.43%	1.05%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	945,535,000	1,033,957,000
Collateralized securities, Fair Value of Securities Sold	940,209,000	1,062,897,000
Repurchase Borrowing, Balance of Liability	$ 725,521,000	$ 836,617,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.78%	3.73%